Derecognition And Offset Of Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Derecognition And Offset Of Financial Instruments
13.	DERECOGNITION AND OFFSET OF FINANCIAL INSTRUMENTS
(1) Derecognition of financial instruments
Transferred financial assets that do not meet the condition of derecognition in their entirety.

1) Bonds sold under repurchase agreements
The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2024	December 31, 2025
Assets transferred	Financial assets at FVTPL	1,271,304	1,935,048
	Financial assets at FVTOCI	248,394	5,053,180
	Securities at amortized cost	41,442	12,145

	Total	1,561,140	7,000,373

Related liabilities	Bonds sold under repurchase agreements	1,530,767	6,678,468

2) Securities loaned
When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amount of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2024	December 31, 2025	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds, etc.	12,361	—	The Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	—	5,573,299	Korea Securities Depository and others
Financial assets at FVTOCI	Foreign currency debt securities	—	101,439	Nomura Financial Investment (Korea) Co., Ltd
3) Liquidity of financial assets
As of December 31, 2024 and 2025, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions. The transaction details of the transfer of the financial instrument are as follows:

		December 31, 2024	December 31, 2025
		Carrying amount (*)	Carrying amount (*)
Assets transferred	Loans at amortized cost	5,205,022	4,194,597
Related liabilities	Asset-backed borrowings	2,153,730	2,187,733
	Asset-backed bonds	1,830,672	1,212,423

(*)	The carrying amount is the amount before the allowance for bad debts.
On the other hand, the details of transferred financial assets that have not been removed, such as bonds sold under the repurchase agreement and loan securities, are also described in Note 19. The Group does not have financial instruments that are continuously involved.
(2) The offset of financial assets and liabilities
The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.

The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loan. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets. In securities lending transactions, offsetting agreements are similarly executed through analogous arrangements, and the amounts of borrowed securities presented in the consolidated financial statements as of December 31, 2024 and 2025, are 182,478 million Won and 426,221 million Won, respectively. These amounts may be offset against bonds provided as collateral.
As of December 31, 2024 and 2025, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	10,333,766	—	10,333,766	12,149,475	235,654	3,533,764
Receivable spot exchange (*2)	5,585,127	—	5,585,127
Bonds purchased under resale agreements (*2)	10,098,618	—	10,098,618	10,098,618	—	—
Uncollected domestic exchange settlement debits (*2)(*5)	33,375,126	32,933,133	441,993	—	—	441,993

Total	59,392,637	32,933,133	26,459,504	22,248,093	235,654	3,975,757

Financial liabilities:
Derivative liabilities (*1)	9,256,251	—	9,256,251	11,899,555	533,052	2,408,916
Payable spot exchange (*3)	5,585,272	—	5,585,272
Bonds sold under repurchase agreements (*4)	1,530,767	—	1,530,767	1,530,767	—	—
Unpaid domestic exchange settlement credits (*3)(*5)	40,525,606	32,933,133	7,592,473	7,590,328	—	2,145

Total	56,897,896	32,933,133	23,964,763	21,020,650	533,052	2,411,061

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2025
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	6,145,354	—	6,145,354	10,260,476	67,406	2,128,320
Receivable spot exchange (*2)	6,310,848	—	6,310,848
Bonds purchased under resale agreements (*2)	13,886,494	—	13,886,494	13,886,494	—	—
Uncollected domestic exchange settlement debits (*2) (*5)	37,879,669	37,606,420	273,249	—	—	273,249
Receivables (*6)	12,938	12,938	—	—	—	—

Total	64,235,303	37,619,358	26,615,945	24,146,970	67,406	2,401,569

Financial liabilities:
Derivative liabilities (*1)	5,806,793	—	5,806,793	10,169,723	406,310	1,545,214
Payable spot exchange (*3)	6,314,454	—	6,314,454
Bonds sold under repurchase agreements (*4)	6,678,468	—	6,678,468	6,678,468	—	—
Unpaid domestic exchange settlement credits (*3) (*5)	49,356,200	37,606,420	11,749,780	—	—	11,749,780
Securities sold (*7)	426,221	—	426,221	426,221	—	—
Accounts payable (*6)	60,443	12,938	47,505	—	—	47,505

Total	68,642,579	37,619,358	31,023,221	17,274,412	406,310	13,342,499

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.
(*6)
Although receivables and payables arising from transactions with exchanges, customers, and other financial institutions were initially recognized on a gross basis, receivables and payables related to exchanges and CCP (Central Counterparty) that arise from transactions involving the same type of instruments meet the offsetting criteria under IFRS. Accordingly, such receivables and payables are offset and presented on a net basis in the statement of financial position.

(*7)	The items are included in financial liabilities at FVTPL